UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2009

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Income Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUND — 55.2%
SEI Institutional Managed Trust Core Fixed Income Fund, Class A*	2,408,654	$22,497

Total Fixed Income Fund (Cost $23,785) ($ Thousands)		22,497

EQUITY FUNDS — 24.8%
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	1,423,397	8,910
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	36,354	405
SEI Institutional Managed Trust Small Cap Value Fund, Class A	35,669	400
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	78,987	404

Total Equity Funds (Cost $12,709) ($ Thousands)		10,119

MONEY MARKET FUND (A) — 20.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	8,145,978	8,146

Total Money Market Fund (Cost $8,146) ($ Thousands)		8,146

Total Investments — 100.0% (Cost $44,640) ($ Thousands)†		$40,762

Percentages are based on Net Assets of $40,769 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $48,064 ($ Thousands), and the unrealized appreciation and depreciation were $160 ($ Thousands) and $(7,462) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total
Fixed Income Fund	$22,497	$—	$—	$22,497
Equity Funds	10,119	—	—	10,119
Money Market Fund	8,146	—	—	8,146

				$40,762

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUND — 59.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Class A*	2,818,149	$26,322

Total Fixed Income Fund (Cost $27,361) ($ Thousands)		26,322

EQUITY FUNDS — 39.7%
SEI Institutional International Trust International Equity Fund, Class A	526,253	3,520
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	1,987,342	12,441
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	50,277	560
SEI Institutional Managed Trust Small Cap Value Fund, Class A	49,828	559
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	110,107	563

Total Equity Funds (Cost $22,960) ($ Thousands)		17,643

MONEY MARKET FUND (A) — 1.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	478,315	478

Total Money Market Fund (Cost $478) ($ Thousands)		478

Total Investments — 100.1% (Cost $50,799) ($ Thousands)†		$44,443

Percentages are based on Net Assets of $44,409 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $55,975 ($ Thousands), and the unrealized appreciation and depreciation were $120 ($ Thousands) and $(11,652) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total
Fixed Income Fund	$26,322	$—	$—	$26,322
Equity Funds	17,643	—	—	17,643
Money Market Fund	478	—	—	478

				$44,443

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Moderate Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 59.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	143,499	$1,144
SEI Institutional International Trust International Equity Fund, Class A	2,380,450	15,925
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	7,222,580	45,213
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	182,172	2,030
SEI Institutional Managed Trust Small Cap Value Fund, Class A	182,732	2,050
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	398,677	2,037

Total Equity Funds (Cost $75,199) ($ Thousands)		68,399

FIXED INCOME FUNDS — 39.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	125,140	1,144
SEI Institutional Managed Trust Core Fixed Income Fund, Class A	3,827,479	35,749
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,407,724	8,108

Total Fixed Income Funds (Cost $44,543) ($ Thousands)		45,001

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	1,175,362	1,175

Total Money Market Fund (Cost $1,175) ($ Thousands)		1,175

Total Investments — 100.2% (Cost $120,917) ($ Thousands)†		$114,575

Percentages are based on Net Assets of $114,386 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $133,421 ($ Thousands), and the unrealized appreciation and depreciation were $6,167 ($ Thousands) and $(25,013) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total
Equity Funds	$68,399	$—	$—	$68,399
Fixed Income Funds	45,001	—	—	45,001
Money Market Fund	1,175	—	—	1,175

				$114,575

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Moderate Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.3%

EQUITY FUNDS — 59.9%
SEI Institutional International Trust International Equity Fund, Class A	1,286,322	$8,606
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	4,856,509	30,402
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	122,566	1,365
SEI Institutional Managed Trust Small Cap Value Fund, Class A	122,923	1,379
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	268,195	1,370

Total Equity Funds (Cost $51,857) ($ Thousands)		43,122

FIXED INCOME FUND — 39.4%
SEI Institutional Managed Trust Core Fixed Income Fund, Class A	3,035,628	28,353

Total Fixed Income Fund (Cost $28,114) ($ Thousands)		28,353

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	752,187	752

Total Money Market Fund (Cost $752) ($ Thousands)		752

Total Investments — 100.3% (Cost $80,723) ($ Thousands)†		$72,227

Percentages are based on Net Assets of $72,013 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $96,767 ($ Thousands), and the unrealized appreciation and depreciation were $0 ($ Thousands) and $(24,540) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total
Equity Funds	$43,122	$—	$—	$43,122
Fixed Income Fund	28,353	—	—	28,353
Money Market Fund	752	—	—	752

				$72,227

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 79.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	296,230	$2,361
SEI Institutional International Trust International Equity Fund, Class A	3,163,753	21,166
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A*	9,955,339	62,320
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	251,883	2,806
SEI Institutional Managed Trust Small Cap Value Fund, Class A	251,151	2,818
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	547,994	2,800

Total Equity Funds (Cost $133,905) ($ Thousands)		94,271

FIXED INCOME FUNDS — 19.2%
SEI Institutional Managed Trust Core Fixed Income Fund, Class A	1,914,524	17,881
SEI Institutional Managed Trust High Yield Bond Fund, Class A	831,549	4,790

Total Fixed Income Funds (Cost $22,616) ($ Thousands)		22,671

MONEY MARKET FUND (A) — 1.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	1,242,028	1,242

Total Money Market Fund (Cost $1,242) ($ Thousands)		1,242

Total Investments — 100.0% (Cost $157,763) ($ Thousands)†		$118,184

Percentages are based on Net Assets of $118,234 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $173,102 ($ Thousands), and the unrealized appreciation and depreciation were $584 ($ Thousands) and $(55,502) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total
Equity Funds	$94,271	$—	$—	$94,271
Fixed Income Funds	22,671	—	—	22,671
Money Market Fund	1,242	—	—	1,242

				$118,184

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Stock Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.8%

EQUITY FUNDS — 99.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	157,420	$1,255
SEI Institutional International Trust International Equity Fund, Class A	2,150,798	14,389
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A*	6,531,075	40,885
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	165,065	1,839
SEI Institutional Managed Trust Small Cap Value Fund, Class A	165,016	1,851
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	359,335	1,836

Total Equity Funds (Cost $85,064) ($ Thousands)		62,055

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	631,277	631

Total Money Market Fund (Cost $631) ($ Thousands)		631

Total Investments — 100.8% (Cost $85,695) ($ Thousands)†		$62,686

Percentages are based on Net Assets of $62,215 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $92,792 ($ Thousands), and the unrealized appreciation and depreciation were $1,682 ($ Thousands) and $(31,788) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total
Equity Funds	$62,055	$—	$—	$62,055
Money Market Fund	631	—	—	631

				$62,686

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified U.S. Stock Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 99.0%
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A*	5,368,005	$33,604
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	135,792	1,513
SEI Institutional Managed Trust Small Cap Value Fund, Class A	135,518	1,520
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	296,118	1,513

Total Equity Funds (Cost $58,444) ($ Thousands)		38,150

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	403,031	403

Total Money Market Fund (Cost $403) ($ Thousands)		403

Total Investments — 100.0% (Cost $58,847) ($ Thousands)†		$38,553

Percentages are based on Net Assets of $38,534 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $61,099 ($ Thousands), and the unrealized appreciation and depreciation were $1 ($ Thousands) and $(22,547) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total
Equity Funds	$38,150	$—	$—	$38,150
Money Market Fund	403	—	—	403

				$38,553

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.4%

FIXED INCOME FUNDS — 20.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Class A	472,743	$4,415
SEI Institutional Managed Trust Enhanced Income Fund, Class A	323,603	2,197
SEI Institutional Managed Trust High Yield Bond Fund, Class A	385,008	2,218

Total Fixed Income Funds (Cost $9,921) ($ Thousands)		8,830

MONEY MARKET FUND (A) — 80.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%*	35,245,646	35,246

Total Money Market Fund (Cost $35,246) ($ Thousands)		35,246

Total Investments — 100.4% (Cost $45,167) ($ Thousands)†		$44,076

Percentages are based on Net Assets of $43,910 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
*	The Fund’s investment in the SEI Liquid Asset Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Liquid Asset Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Liquid Asset Trust Prime Obligation Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $45,934 ($ Thousands), and the unrealized appreciation and depreciation were $70 ($ Thousands) and $(1,928) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total
Fixed Income Funds	$8,830	$—	$—	$8,830
Money Market Fund	35,246	—	—	35,246

				$44,076

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Allocation Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 59.9%
SEI Institutional Managed Trust Real Estate Fund, Class A	263,495	$1,895
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	430,520	3,741

Total Equity Funds (Cost $6,197) ($ Thousands)		5,636

FIXED INCOME FUND — 40.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	654,239	3,768

Total Fixed Income Fund (Cost $4,764) ($ Thousands)		3,768

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	23,532	24

Total Money Market Fund (Cost $24) ($ Thousands)		24

Total Investments — 100.2% (Cost $10,985) ($ Thousands)†		$9,428

Percentages are based on Net Assets of $9,412 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $13,306 ($ Thousands), and the unrealized appreciation and depreciation were $106 ($ Thousands) and $(3,984) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total
Equity Funds	$5,636	$—	$—	$5,636
Fixed Income Fund	3,768	—	—	3,768
Money Market Fund	24	—	—	24

				$9,428

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUNDS — 60.2%
SEI Daily Income Trust Ultra Short Bond Fund, Class A	3,298,157	$28,661
SEI Institutional Managed Trust Core Fixed Income Fund, Class A	1,181,725	11,037
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,940,821	13,178
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,309,134	13,301

Total Fixed Income Funds (Cost $77,279) ($ Thousands)		66,177

EQUITY FUNDS — 10.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	453,210	3,295
SEI Institutional Managed Trust Real Estate Fund, Class A	307,356	2,210
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	754,993	6,561

Total Equity Funds (Cost $13,504) ($ Thousands)		12,066

MONEY MARKET FUND (A) — 29.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	31,879,171	31,879

Total Money Market Fund (Cost $31,879) ($ Thousands)		31,879

Total Investments — 100.1% (Cost $122,662) ($ Thousands)†		$110,122

Percentages are based on Net Assets of $109,975 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $128,609 ($ Thousands), and the unrealized appreciation and depreciation were $1 ($ Thousands) and $(18,488) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total
Fixed Income Funds	$66,177	$—	$—	$66,177
Equity Funds	12,066	—	—	12,066
Money Market Fund	31,879	—	—	31,879

				$110,122

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Allocation Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.6%

EQUITY FUNDS — 66.4%
SEI Institutional Managed Trust Real Estate Fund, Class A	670,700	$4,822
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,120,777	9,740

Total Equity Funds (Cost $16,112) ($ Thousands)		14,562

FIXED INCOME FUND — 32.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,247,279	7,184

Total Fixed Income Fund (Cost $6,365) ($ Thousands)		7,184

MONEY MARKET FUND (A) — 0.4%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	89,631	90

Total Money Market Fund (Cost $90) ($ Thousands)		90

Total Investments — 99.6% (Cost $22,567) ($ Thousands)†		$21,836

Percentages are based on Net Assets of $21,914 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $26,896 ($ Thousands), and the unrealized appreciation and depreciation were $769 ($ Thousands) and $(5,829) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total

Equity Funds	$14,562	$—	$—	$14,562
Fixed Income Fund	7,184	—	—	7,184
Money Market Fund	90	—	—	90

				$21,836

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.2%

FIXED INCOME FUNDS — 54.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Class A	5,787,274	$54,053
SEI Institutional Managed Trust Enhanced Income Fund, Class A	7,622,362	51,756
SEI Institutional Managed Trust High Yield Bond Fund, Class A	7,159,427	41,238

Total Fixed Income Funds (Cost $156,894) ($ Thousands)		147,047

EQUITY FUNDS — 46.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	5,620,839	40,864
SEI Institutional Managed Trust Large Cap Growth Fund, Class A	868,206	13,535
SEI Institutional Managed Trust Large Cap Value Fund, Class A	1,136,586	13,526
SEI Institutional Managed Trust Real Estate Fund, Class A	2,292,367	16,482
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	4,681,830	40,685

Total Equity Funds (Cost $154,642) ($ Thousands)		125,092

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	571,918	572

Total Money Market Fund (Cost $572) ($ Thousands)		572

Total Investments — 100.2% (Cost $312,108) ($ Thousands)†		$272,711

Percentages are based on Net Assets of $272,264 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $366,576 ($ Thousands), and the unrealized appreciation and depreciation were $11 ($ Thousands) and $(93,876) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total

Fixed Income Funds	$147,047	$—	$—	$147,047
Equity Funds	125,092	—	—	125,092
Money Market Fund	572	—	—	572

				$272,711

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Allocation Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 81.9%
SEI Institutional International Trust International Equity Fund, Class A	856,900	$5,733
SEI Institutional Managed Trust Real Estate Fund, Class A	811,340	5,833
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	1,295,907	11,482
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	3,387,693	29,439

Total Equity Funds (Cost $62,389) ($ Thousands)		52,487

FIXED INCOME FUND — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,999,305	11,516

Total Fixed Income Fund (Cost $11,657) ($ Thousands)		11,516

Total Investments — 99.9% (Cost $74,046) ($ Thousands)†		$64,003

Percentages are based on Net Assets of $64,094 ($ Thousands).

†	At June 30, 2009, the tax basis cost of the Fund’s investments was $85,906 ($ Thousands), and the unrealized appreciation and depreciation were $57 ($ Thousands) and $(21,960) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total

Equity Funds	$52,487	$—	$—	$52,487
Fixed Income Fund	11,516	—	—	11,516

				$64,003

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Aggressive Strategy Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.6%

EQUITY FUNDS — 80.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	692,145	$5,516
SEI Institutional International Trust International Equity Fund, Class A	7,388,797	49,431
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	20,998,670	131,452
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	992,846	11,060
SEI Institutional Managed Trust Small Cap Value Fund, Class A	985,802	11,061
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	2,159,538	11,035

Total Equity Funds (Cost $332,173) ($ Thousands)		219,555

FIXED INCOME FUNDS — 20.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,125,923	19,431
SEI Institutional Managed Trust High Yield Bond Fund, Class A	6,311,315	36,353

Total Fixed Income Funds (Cost $58,088) ($ Thousands)		55,784

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	696,624	697

Total Money Market Fund (Cost $697) ($ Thousands)		697

Total Investments — 100.6% (Cost $390,958) ($ Thousands)†		$276,036

Percentages are based on Net Assets of $274,280 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $419,206 ($ Thousands), and the unrealized appreciation and depreciation were $1,969 ($ Thousands) and $(145,139) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total

Equity Funds	$219,555	$—	$—	$219,555
Fixed Income Funds	55,784	—	—	55,784
Money Market Fund	697	—	—	697

				$276,036

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Aggressive Strategy Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.7%

EQUITY FUNDS — 88.5%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	128,144	$1,022
SEI Institutional International Trust International Equity Fund, Class A	1,215,990	8,135
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,218,164	28,513
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	912,800	7,147

Total Equity Funds (Cost $45,887) ($ Thousands)		44,817

FIXED INCOME FUNDS — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	168,447	1,540
SEI Institutional Managed Trust High Yield Bond Fund, Class A	786,519	4,530

Total Fixed Income Funds (Cost $5,426) ($ Thousands)		6,070

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	115,288	115

Total Money Market Fund (Cost $115) ($ Thousands)		115

Total Investments — 100.7% (Cost $51,428) ($ Thousands)†		$51,002

Percentages are based on Net Assets of $50,627 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $53,956 ($ Thousands), and the unrealized appreciation and depreciation were $2,375 ($ Thousands) and $(5,329) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total

Equity Funds	$44,817	$—	$—	$44,817
Fixed Income Funds	6,070	—	—	6,070
Money Market Fund	115	—	—	115

				$51,002

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 60.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	142,007	$1,298
SEI Institutional Managed Trust Core Fixed Income Fund, Class A	3,455,184	32,271
SEI Institutional Managed Trust High Yield Bond Fund, Class A	905,009	5,213

Total Fixed Income Funds (Cost $39,956) ($ Thousands)		38,782

EQUITY FUNDS — 39.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	80,912	645
SEI Institutional International Trust International Equity Fund, Class A	860,793	5,759
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	2,459,168	15,394
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	115,407	1,286
SEI Institutional Managed Trust Small Cap Value Fund, Class A	114,276	1,282
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	251,554	1,285

Total Equity Funds (Cost $34,916) ($ Thousands)		25,651

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	121,916	122

Total Money Market Fund (Cost $122) ($ Thousands)		122

Total Investments — 100.0% (Cost $74,994) ($ Thousands)†		$64,555

Percentages are based on Net Assets of $64,561 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $81,707 ($ Thousands), and the unrealized appreciation and depreciation were $616 ($ Thousands) and $(17,768) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total

Fixed Income Funds	$38,782	$—	$—	$38,782
Equity Funds	25,651	—	—	25,651
Money Market Fund	122	—	—	122

				$64,555

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Allocation Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	41,159	$328
SEI Institutional International Trust International Equity Fund, Class A	390,617	2,613
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,033,805	9,160
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	293,240	2,296

Total Equity Funds (Cost $14,890) ($ Thousands)		14,397

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	54,118	494
SEI Institutional Managed Trust High Yield Bond Fund, Class A	252,723	1,456

Total Fixed Income Funds (Cost $1,791) ($ Thousands)		1,950

Total Investments — 99.8% (Cost $16,681) ($ Thousands)†		$16,347

Percentages are based on Net Assets of $16,384 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $17,203 ($ Thousands), and the unrealized appreciation and depreciation were $511 ($ Thousands) and $(1,367) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total

Equity Funds	$14,397	$—	$—	$14,397
Fixed Income Funds	1,950	—	—	1,950

				$16,347

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 59.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	531,078	$4,233
SEI Institutional International Trust International Equity Fund, Class A	8,806,208	58,914
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	23,417,170	146,591
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	1,141,057	12,711
SEI Institutional Managed Trust Small Cap Value Fund, Class A	1,132,961	12,712
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	3,302,338	16,875

Total Equity Funds (Cost $363,925) ($ Thousands)		252,036

FIXED INCOME FUNDS — 40.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,858,912	16,990
SEI Institutional Managed Trust Core Fixed Income Fund, Class A	11,418,937	106,653
SEI Institutional Managed Trust High Yield Bond Fund, Class A	8,183,665	47,138

Total Fixed Income Funds (Cost $177,452) ($ Thousands)		170,781

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	1,083,206	1,083

Total Money Market Fund (Cost $1,083) ($ Thousands)		1,083

Total Investments — 100.2% (Cost $542,460) ($ Thousands)†		$423,900

Percentages are based on Net Assets of $423,024 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $588,338 ($ Thousands), and the unrealized appreciation and depreciation were $3,589 ($ Thousands) and $(168,027) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total

Equity Funds	$252,036	$—	$—	$252,036
Fixed Income Funds	170,781	—	—	170,781
Money Market Fund	1,083	—	—	1,083

				$423,900

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Allocation Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	224,584	$1,790
SEI Institutional International Trust International Equity Fund, Class A	2,134,550	14,280
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	5,647,781	50,039
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	1,601,931	12,543

Total Equity Funds (Cost $85,445) ($ Thousands)		78,652

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	296,338	2,709
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,380,271	7,950

Total Fixed Income Funds (Cost $9,698) ($ Thousands)		10,659

MONEY MARKET FUND (A) — 0.4%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.040%	322,627	323

Total Money Market Fund (Cost $323) ($ Thousands)		323

Total Investments — 100.2% (Cost $95,466) ($ Thousands)†		$89,634

Percentages are based on Net Assets of $89,488 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At June 30, 2009, the tax basis cost of the Fund’s investments was $100,435 ($ Thousands), and the unrealized appreciation and depreciation were $3,346 ($ Thousands) and $(14,147) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Affiliated Investment Funds	Level 1	Level 2	Level 3	Total

Equity Funds	$78,652	$—	$—	$78,652
Fixed Income Funds	10,659	—	—	10,659
Money Market Fund	323	—	—	323

				$89,634

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2009

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Asset Allocation Trust

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date August 27, 2009

By (Signature and Title)	/s/ Stephen F. Panner
Stephen F. Panner, Controller & CFO

Date August 27, 2009